Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Values of Investment Securities, with Gross Unrealized Gains and Losses

The amortized cost and fair values of investment securities, with gross unrealized gains and losses, consist of the following:

	December 31, 2014
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$317,386	$1,700	$(3,533)	$315,553
Obligations of state and political obligations	86,513	3,679	(2)	90,190
Mortgage-backed securities	1,741,917	16,882	(7,184)	1,751,615
Other securities	1,460	35	—	1,495

Total securities available for sale	$2,147,276	$22,296	$(10,719)	$2,158,853

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$10,000	$88	$—	$10,088
Obligations of state and political obligations	77,597	3,153	(145)	80,605
Mortgage-backed securities	29,363	151	(726)	28,788

Total securities held to maturity	$116,960	$3,392	$(871)	$119,481

	December 31, 2013
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$406,092	$1,382	$(11,913)	$395,561
Obligations of state and political obligations	105,300	2,435	(256)	107,479
Mortgage-backed securities	1,450,194	10,031	(27,947)	1,432,278
Other securities	1,460	19	—	1,479

Total securities available for sale	$1,963,046	$13,867	$(40,116)	$1,936,797

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$34,478	$484	$—	$34,962
Obligations of state and political obligations	84,290	1,463	(1,624)	84,129
Mortgage-backed securities	35,341	258	(2,124)	33,475

Total securities held to maturity	$154,109	$2,205	$(3,748)	$152,566

Schedule of Exposure to Investment Security Issuers Exceed Ten Percentage of Shareholders' Equity

At December 31, 2014, the Company’s exposure to two investment security issuers individually exceeded 10% of shareholders’ equity:

(Dollars in thousands)	Amortized Cost	Market Value
Federal National Mortgage Association (Fannie Mae)	$1,220,841	$1,226,654
Federal Home Loan Mortgage Corporation (Freddie Mac)	707,592	706,514

	$1,928,433	$1,933,168

Schedule of Securities with Gross Unrealized Losses Aggregated by Investment Category

Information pertaining to securities with gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	December 31, 2014
	Less Than Twelve Months		Over Twelve Months		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
(Dollars in thousands)	Losses	Value	Losses	Value	Losses	Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$—	$—	$(3,533)	$240,498	$(3,533)	$240,498
Obligations of state and political obligations	(2)	185	—	—	(2)	185
Mortgage-backed securities	(1,189)	304,686	(5,995)	294,549	(7,184)	599,235

Total securities available for sale	$(1,191)	$304,871	$(9,528)	$535,047	$(10,719)	$839,918

Securities held to maturity:
Obligations of state and political obligations	$(9)	$2,287	$(136)	$8,590	$(145)	$10,877
Mortgage-backed securities	—	—	(726)	20,812	(726)	20,812

Total securities held to maturity	$(9)	$2,287	$(862)	$29,402	$(871)	$31,689

	December 31, 2013
	Less Than Twelve Months		Over Twelve Months		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
(Dollars in thousands)	Losses	Value	Losses	Value	Losses	Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(11,764)	$298,515	$(149)	$5,515	$(11,913)	$304,030
Obligations of state and political obligations	(30)	2,415	(226)	1,047	(256)	3,462
Mortgage-backed securities	(23,749)	864,899	(4,198)	81,870	(27,947)	946,769

Total securities available for sale	$(35,543)	$1,165,829	$(4,573)	$88,432	$(40,116)	$1,254,261

Securities held to maturity:
Obligations of state and political obligations	$(1,181)	$29,355	$(443)	$6,240	$(1,624)	$35,595
Mortgage-backed securities	(952)	12,913	(1,172)	11,616	(2,124)	24,529

Total securities held to maturity	$(2,133)	$42,268	$(1,615)	$17,856	$(3,748)	$60,124

Additional Information on Securities in a Continuous Loss Position

Additional information on securities that have been in a continuous loss position for over twelve months at December 31 is presented in the following table.

(Dollars in thousands)	2014	2013
Number of securities
Issued by Fannie Mae, Freddie Mac, or Ginnie Mae	66	20
Issued by political subdivisions	5	5

	71	25

Amortized Cost Basis
Issued by Fannie Mae, Freddie Mac, or Ginnie Mae	$566,113	$104,520
Issued by political subdivisions	8,727	7,956

	$574,840	$112,476

Unrealized Loss
Issued by Fannie Mae, Freddie Mac, or Ginnie Mae	$10,254	$5,519
Issued by political subdivisions	136	669

	$10,390	$6,188

Schedule of Other-Than-Temporarily Impaired Investment Security Portion of Unrealized Loss Recognized in Other Comprehensive Income

The following table reflects activity during the years ended December 31, 2014, 2013, and 2012 related to credit losses on the other-than-temporarily impaired investment security where a portion of the unrealized loss was recognized in comprehensive income.

(Dollars in thousands)	2014	2013	2012
Balance at beginning of period	$(1,273)	$(1,273)	$(1,273)
Credit losses on securities not previously considered other-than-temporarily impaired	—	—	—
Credit losses on securities for which OTTI was previously recognized	—	—	—
Reduction for securities sold/settled during the period	1,273	—	—

Balance at end of period	$—	$(1,273)	$(1,273)

Schedule of Amortized Cost and Estimated Fair Value of Investment Securities by Maturity

The amortized cost and estimated fair value of investment securities by maturity at December 31, 2014 are shown in the following table. Securities are classified according to their contractual maturities without consideration of principal amortization, potential prepayments or call options. Accordingly, actual maturities may differ from contractual maturities. Weighted average yields are calculated on the basis of the yield to maturity based on the amortized cost of each security.

	Securities Available for Sale			Securities Held to Maturity
(Dollars in thousands)	Weighted Average Yield	Amortized Cost	Estimated Fair Value	Weighted Average Yield	Amortized Cost	Estimated Fair Value
Within one year or less	1.54%	$14,643	$14,764	2.65%	$10,000	$10,088
One through five years	1.73	241,231	241,796	2.78	13,858	14,191
After five through ten years	2.15	425,233	429,973	3.10	20,945	21,729
Over ten years	2.20	1,466,169	1,472,320	2.86	72,157	73,473

	2.13%	$2,147,276	$2,158,853	2.87%	$116,960	$119,481

Schedule of Realized Gains and Losses from Sale of Securities Classified as Available for Sale

The following is a summary of realized gains and losses from the sale of securities classified as available for sale. Gains or losses on securities sold are recorded on the trade date, using the specific identification method.

	Years Ended December 31
(Dollars in thousands)	2014	2013	2012
Realized gains	$863	$2,387	$3,754
Realized losses	(92)	(110)	(15)

	$771	$2,277	$3,739

Schedule of Securities in Other Assets on Company's Consolidated Balance Sheets

The Company included the following securities in “Other assets” on the consolidated balance sheets at December 31:

(Dollars in thousands)	2014	2013
Federal Home Loan Bank (FHLB) stock	$38,476	$24,369
Federal Reserve Bank (FRB) stock	34,348	28,098
Other investments	1,306	1,306

	$74,130	$53,773